Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.10%	2.30%
Assumed rate of increase in future compensation levels	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	3.10%	3.60%	3.60%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.60%	4.90%	4.90%
Assumed rate of increase in future compensation levels	2.40%	2.90%	2.80%
Expected long-term rate of return on plan assets	5.40%	5.70%	6.10%